UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-6382

        Nuveen Florida Quality Income Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            06/30

Date of reporting period:          09/30/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Florida Quality Income Municipal Fund (NUF)
September 30, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Education and Civic Organizations - 8.6%

	Broward County Educational Facilities Authority, Florida, Revenue Bonds, Nova Southeastern
	University, Series 2004B:
$1,000	5.500%, 4/01/24	4/14 at 100.00	BBB	$ 1,036,690
500	5.625%, 4/01/34	4/14 at 100.00	BBB	514,565

2,345	FSU Financial Assistance Inc., Florida, General Revenue Bonds, Educational and Athletic Facilities	10/14 at 100.00	AAA	2,580,415
	Improvements, Series 2004, 5.000%, 10/01/16 - AMBAC Insured

4,965	Florida, Board of Education Lottery Revenue Bonds, Series 2001B, 5.000%, 7/01/20 - FGIC Insured	7/11 at 101.00	AAA	5,267,369

2,685	Florida, Board of Education Lottery Revenue Bonds, Series 2002C, 5.000%, 1/01/15 - MBIA Insured	1/13 at 101.00	AAA	2,954,010

3,905	Miami-Dade County Educational Facilities Authority, Florida, Revenue Bonds, University of Miami,	4/14 at 100.00	AAA	4,174,562
	Series 2004A, 5.000%, 4/01/20 - AMBAC Insured

2,275	University of Central Florida Athletic Association, Certificates of Participation, Series 2004A,	10/14 at 100.00	AAA	2,465,736
	5.125%, 10/01/21 - FGIC Insured

	Healthcare - 26.1%

1,500	Citrus County Hospital Board, Florida, Revenue Refunding Bonds, Citrus Memorial Hospital, Series	8/13 at 100.00	Baa3	1,562,115
	2002, 6.375%, 8/15/32

2,600	Highlands County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/11 at 101.00	A	2,782,832
	System/Sunbelt Obligated Group, Series 2001A, 6.000%, 11/15/31

	Hillsborough County Industrial Development Authority, Florida, Hospital Revenue Bonds, Tampa
	General Hospital, Series 2003B:
500	5.250%, 10/01/28	10/13 at 100.00	Baa1	495,085
1,590	5.250%, 10/01/34	10/13 at 100.00	Baa1	1,572,224

8,500	Jacksonville Economic Development Commission, Florida, Healthcare Facilities Revenue Bonds, Mayo	11/11 at 101.00	AA	8,906,980
	Clinic, Series 2001A, 5.500%, 11/15/36

5,000	Jacksonville Health Facilities Authority, Florida, Revenue Bonds, Ascension Health, Series 2002A,	11/12 at 101.00	AA	5,142,450
	5.250%, 11/15/32

3,430	Leesburg, Florida, Hospital Revenue Refunding Bonds, Leesburg Regional Medical Center Project,	No Opt. Call	A	3,587,814
	Series 2003, 5.000%, 7/01/12

9,000	North Broward Hospital District, Florida, Revenue and Improvement Bonds, Series 2001, 6.000%,	1/11 at 101.00	A-	9,462,150
	1/15/31

6,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Orlando Regional	12/12 at 100.00	A	6,309,000
	Healthcare System, Series 2002, 5.750%, 12/01/32

5,000	Orange County Health Facilities Authority, Florida, Hospital Revenue Bonds, Adventist Health	11/12 at 101.00	A	5,268,200
	System/Sunbelt Obligated Group, Series 2002, 5.250%, 11/15/18

7,500	Pinellas County Health Facilities Authority, Florida, Revenue Bonds, Baycare Health System, Series	5/13 at 100.00	A1	7,730,475
	2003, 5.500%, 11/15/33

4,625	South Broward Hospital District, Florida, Hospital Revenue Bonds, Series 2002, 5.625%, 5/01/32	5/12 at 101.00	Aa3	4,872,391

	Housing/Multifamily - 9.2%

	Broward County Housing Finance Authority, Florida, GNMA Collateralized Multifamily Housing
	Revenue Refunding Bonds, Tamarac Pointe Apartments, Series 1996:
1,500	6.250%, 7/01/26	7/06 at 102.00	AAA	1,563,615
1,000	6.300%, 1/01/32	7/06 at 102.00	AAA	1,039,770

305	Florida Housing Finance Agency, General Mortgage Revenue Refunding Bonds, Series 1992A,	12/04 at 101.00	AAA	312,625
	6.400%, 6/01/24

1,000	Florida Housing Finance Agency, Housing Revenue Bonds, Holly Cove Apartments, Series 1995F,	10/05 at 102.00	AAA	1,030,150
	6.150%, 10/01/25 (Alternative Minimum Tax) - AMBAC Insured

3,170	Florida Housing Finance Corporation, Housing Revenue Refunding Bonds, Hunters Ridge at	12/08 at 102.00	A+	3,179,003
	Deerwood Apartments, Series 1998-0, 5.300%, 12/01/28

5,790	Florida Housing Finance Corporation, Housing Revenue Bonds, Villa de Mallorca Apartments,	10/10 at 102.00	Aaa	6,103,644
	Series 2000H-1, 6.000%, 7/01/33 (Alternative Minimum Tax)

3,630	Miami-Dade County Housing Finance Authority, Florida, Multifamily Revenue Bonds, Sunset Bay	1/11 at 102.00	AAA	3,780,572
	Apartments Project, Series 2000-5A, 5.950%, 7/01/30 (Alternative Minimum Tax) - FSA Insured

3,240	Pinellas County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Emerald	1/08 at 100.00	AAA	3,439,033
	Bay Apartments Projects, Series 1998A, 5.000%, 4/01/28 (Alternative Minimum Tax) (Mandatory
	put 4/01/08)

	Housing/Single Family - 2.8%

1,385	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Refunding	4/09 at 25.51	Aaa	258,302
	Bonds, Series 2000B, 0.000%, 4/01/29 (Alternative Minimum Tax)

1,285	Broward County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,	4/10 at 25.36	Aaa	236,736
	Series 2001C, 0.000%, 4/01/33 (Alternative Minimum Tax)

2,635	Florida Housing Finance Agency, Homeowner Mortgage Revenue Bonds, New Money and Refunding	1/06 at 102.00	AA	2,722,324
	Issue, Series 1995-2, 6.200%, 7/01/27 (Alternative Minimum Tax)

415	Florida Housing Finance Agency, Home Ownership Revenue Refunding Bonds, Series 1987G-1,	No Opt. Call	AAA	445,963
	8.595%, 11/01/17

360	Lee County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds, Multi-	3/07 at 105.00	Aaa	377,446
	County Program, Series 1997A, Subseries 1, 7.200%, 3/01/27 (Alternative Minimum Tax)

135	Miami-Dade County Housing Authority, Florida, Home Owner Mortgage Revenue Bonds, Series	4/08 at 101.50	Aaa	141,543
	1999A-1, 5.550%, 10/01/19 (Alternative Minimum Tax)

1,335	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,	4/06 at 102.00	AAA	1,381,485
	Series 1996A, 6.300%, 4/01/28 (Alternative Minimum Tax)

595	Orange County Housing Finance Authority, Florida, Single Family Mortgage Revenue Bonds,	9/07 at 102.00	AAA	596,767
	Series 1997B, 5.100%, 9/01/27 (Alternative Minimum Tax)

	Long-Term Care - 5.5%

7,285	Atlantic Beach, Florida, Health Care Facilities Revenue Refunding Bonds, Fleet Landing Project,	10/09 at 101.00	A	7,683,562
	Series 1999, 5.750%, 10/01/18 - ACA Insured

1,750	Palm Beach County Health Facilities Authority, Florida, Retirement Community Revenue Bonds,	11/06 at 102.00	BBB+	1,792,682
	Adult Communities Total Services Inc. Obligated Group, Series 1996, 5.625%, 11/15/20

	St. John's County Industrial Development Authority, Florida, First Mortgage Revenue Bonds,
	Presbyterian Retirement Communities, Series 2004A:
1,125	5.850%, 8/01/24	8/14 at 101.00	N/R	1,174,568
1,570	5.625%, 8/01/34	8/14 at 101.00	N/R	1,576,186

	Materials - 2.2%

4,600	Hillsborough County Industrial Development Authority, Florida, Exempt Facilities Revenue Bonds,	4/10 at 101.00	N/R	4,971,312
	National Gypsum Company, Apollo Beach Project, Series 2000B, 7.125%, 4/01/30 (Alternative
	Minimum Tax)

	Tax Obligation/General - 9.2%

15,925	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Bonds,	6/12 at 101.00	AAA	16,948,978
	Series 2002B, 5.000%, 6/01/20 - MBIA Insured

3,240	Reedy Creek Improvement District, Orange and Osceola Counties, Florida, General Obligation	4/14 at 100.00	AAA	3,434,854
	Bonds, Series 2004A, 5.000%, 6/01/22 - MBIA Insured

	Tax Obligation/Limited - 38.6%

1,000	Alachua County School Board, Florida, Certificates of Participation, Series 2001, 5.000%,	7/11 at 101.00	Aaa	1,052,750
	7/01/21 - AMBAC Insured

1,055	Bay County School Board, Florida, Certificates of Participation, Series 2004, 5.000%, 7/01/24 -	7/14 at 100.00	Aaa	1,101,705
	AMBAC Insured

	Miami-Dade County, Florida, Beacon Tradeport Community Development District, Special
	Assessment Bonds, Commercial Project, Series 2002A:
1,975	5.500%, 5/01/22 - RAAI Insured	5/12 at 102.00	AA	2,127,332
850	5.625%, 5/01/32 - RAAI Insured	5/12 at 102.00	AA	909,883

3,870	Broward County School Board, Florida, Certificates of Participation, Series 2004C, 5.250%,	7/14 at 100.00	AAA	4,242,488
	7/01/20 - FSA Insured

1,290	Escambia County, Florida, Tourist Development Tax Revenue Refunding Bonds, Series 2002,	10/12 at 100.00	AAA	1,383,538
	5.000%, 10/01/18 - MBIA Insured

8,425	Florida Department of Environmental Protection, Florida Forever Revenue Bonds, Series 2003C,	7/13 at 101.00	AAA	9,102,876
	5.000%, 7/01/19 - AMBAC Insured

	Florida Municipal Loan Council, Revenue Bonds, Series 2000B:
1,040	0.000%, 11/01/25 - MBIA Insured	No Opt. Call	AAA	356,314
1,590	0.000%, 11/01/26 - MBIA Insured	No Opt. Call	AAA	506,749

3,145	Jacksonville, Florida, Excise Taxes Revenue Refunding Bonds, Series 2003C, 5.250%, 10/01/18	10/13 at 100.00	AAA	3,438,523
	(Alternative Minimum Tax) - MBIA Insured

2,230	Jacksonville, Florida, Guaranteed Entitlement Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AAA	2,358,738
	Series 2002, 5.000%, 10/01/21 - FGIC Insured

1,000	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding Bonds, Series 2001,	No Opt. Call	AAA	1,160,060
	5.500%, 10/01/14 - FGIC Insured

1,430	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2001, 5.000%,	10/11 at 100.00	AAA	1,488,659
	10/01/23 - AMBAC Insured

2,750	Jacksonville, Florida, Local Government Sales Tax Revenue Refunding and Improvement Bonds,	10/12 at 100.00	AAA	3,055,497
	Series 2002, 5.375%, 10/01/17 - FGIC Insured

2,090	Jacksonville, Florida, Better Jacksonville Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,210,259
	10/01/22 - MBIA Insured

	Lake County School Board, Florida, Certificates of Participation, Series 2004A:
1,190	5.000%, 7/01/20 - AMBAC Insured	7/14 at 100.00	AAA	1,275,799
1,280	5.000%, 7/01/21 - AMBAC Insured	7/14 at 100.00	AAA	1,364,864
1,340	5.000%, 7/01/22 - AMBAC Insured	7/14 at 100.00	AAA	1,420,025
1,410	5.000%, 7/01/23 - AMBAC Insured	7/14 at 100.00	AAA	1,483,842
1,470	5.000%, 7/01/24 - AMBAC Insured	7/14 at 100.00	AAA	1,538,634

5,130	Manatee County School District, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	5,605,859
	10/01/17 - AMBAC Insured

2,475	Northern Palm Beach County Improvement District, Florida, Revenue Bonds, Water Control and	8/10 at 102.00	AA	2,799,720
	Improvement Development Unit 19, Series 2000, 6.100%, 8/01/21 - RAAI Insured

2,000	Opa-Locka, Florida, Capital Improvement Revenue Bonds, Series 1994, 6.125%, 1/01/24 - FGIC Insured	1/05 at 101.00	AAA	2,047,100

	Orange County, Florida, Sales Tax Revenue Bonds, Series 2002A:
3,265	5.125%, 1/01/20 - FGIC Insured	1/13 at 100.00	AAA	3,514,870
3,400	5.125%, 1/01/23 - FGIC Insured	1/13 at 100.00	AAA	3,601,382

1,000	Orlando Community Redevelopment Agency, Florida, Tax Increment Bonds, Republic Drive-	4/12 at 100.00	AAA	1,071,960
	Universal Boulevard/I-4 Interchange Project, Series 2002, 5.125%, 4/01/19 - AMBAC Insured

2,040	Palm Beach County School Board, Florida, Certificates of Participation, Series 2002D, 5.250%,	8/12 at 100.00	AAA	2,203,567
	8/01/21 - FSA Insured

1,500	Palm Beach County School Board, Florida, Certificates of Participation, Series 2004A, 5.000%,	8/14 at 100.00	AAA	1,587,735
	8/01/22 - FGIC Insured

1,000	Pasco County, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 12/01/17 - AMBAC Insured	12/13 at 100.00	Aaa	1,090,100

2,355	Plantation, Florida, Non-Ad Valorem Revenue Bonds, Refunding and Improvement Projects,	8/13 at 100.00	Aaa	2,530,283
	Series 2003, 5.000%, 8/15/19 - FSA Insured

1,350	Port St. Lucie, Florida, Sales Tax Revenue Bonds, Series 2003, 5.000%, 9/01/21 - MBIA Insured	9/13 at 100.00	AAA	1,435,293

2,445	Volusia County, Florida, Tourist Development Tax Revenue Bonds, Series 2004, 5.000%,	12/14 at 100.00	Aaa	2,600,184
	12/01/22 - FSA Insured

11,815	Volusia County School Board, Florida, Sales Tax Revenue Bonds, Series 2002, 5.375%,	10/12 at 100.00	AAA	13,408,725
	10/01/14 - FSA Insured

	Transportation - 21.3%

2,225	Broward County, Florida, Airport System Revenue Bonds, Series 2001J-1, 5.250%, 10/01/21	10/11 at 101.00	AAA	2,344,505
	(Alternative Minimum Tax) - AMBAC Insured

12,000	Dade County, Florida, Aviation Revenue Bonds, Series 1996A, 5.750%, 10/01/26	10/06 at 102.00	AAA	12,817,920
	(Alternative MinimumTax) - MBIA Insured

1,500	Dade County, Florida, Aviation Revenue Bonds, Series 1995B, 6.000%, 10/01/24	10/05 at 102.00	AAA	1,582,320
	(Alternative Minimum Tax) - MBIA Insured

3,500	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 1997,	10/07 at 101.00	AAA	3,688,475
	5.250%, 10/01/23 (Alternative Minimum Tax) - FGIC Insured

4,000	Greater Orlando Aviation Authority, Florida, Airport Facilities Revenue Bonds, Series 2002B,	10/12 at 100.00	AAA	4,173,000
	5.125%, 10/01/21 (Alternative Minimum Tax) - FSA Insured

7,500	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998A,	10/08 at 101.00	AAA	7,622,400
	5.000%, 10/01/24 (Alternative Minimum Tax) - FGIC Insured

4,000	Miami-Dade County, Florida, Aviation Revenue Bonds, Miami International Airport, Series 1998C,	10/08 at 101.00	AAA	4,077,840
	5.000%, 10/01/23 (Alternative Minimum Tax) - MBIA Insured

2,000	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Refunding Bonds,	7/11 at 101.00	Aaa	2,112,260
	Series 2001, 5.000%, 7/01/21 - FGIC Insured

	Miami-Dade County Expressway Authority, Florida, Toll System Revenue Bonds, Series 2004B:
3,955	5.250%, 7/01/17 - FGIC Insured	7/14 at 100.00	AAA	4,427,029
2,000	5.250%, 7/01/18 - FGIC Insured	7/14 at 100.00	AAA	2,224,900
2,000	5.000%, 7/01/23 - FGIC Insured	7/14 at 100.00	AAA	2,108,000

	U.S. Guaranteed*** - 0.8%

1,500	Bradford County Health Facilities Authority, Florida, Health Facilities Revenue Refunding Bonds,	No Opt. Call	AAA	1,765,545
	SantaFe Health Care Facilities Project, Series 1993, 6.050%, 11/15/16

	Utilities - 11.9%

750	Gainesville, Florida, Utilities System Revenue Bonds, Series 2003A, 5.250%, 10/01/21	10/13 at 100.00	AA	816,450

4,800	Hillsborough County Industrial Development Authority, Florida, Pollution Control Revenue	10/12 at 100.00	Baa2	4,975,440
	Bonds, Tampa Electric Company Project, Series 2002, 5.100%, 10/01/13

9,440	JEA, Florida, St. John's River Power Park System, Revenue Refunding Bonds, Series 2002-17	10/11 at 100.00	Aa2	10,187,931
	Issue 2, 5.000%, 10/01/15

3,290	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds,	10/11 at 101.00	Aa1	3,607,255
	Series 2001, 5.250%, 10/01/17

3,170	Orlando Utilities Commission, Florida, Water and Electric Revenue Refunding Bonds,	10/12 at 100.00	Aa1	3,485,764
	Series 2002C, 5.250%, 10/01/17

3,000	Puerto Rico Electric Power Authority, Power Revenue Bonds, Series 2002II, 5.125%,	7/12 at 101.00	AAA	3,159,270
	7/01/26 - FSA Insured

	Water and Sewer - 11.9%

2,000	Broward County, Florida, Water and Sewer Utility Revenue Bonds, Series 2003, 5.000%,	10/13 at 100.00	AAA	2,127,400
	10/01/21 - MBIA Insured

3,310	Cocoa, Florida, Water and Sewer Revenue Refunding Bonds, Series 2003, 5.500%, 10/01/23 -	No Opt. Call	AAA	3,821,229
	AMBAC Insured

	Hollywood, Florida, Water and Sewer Revenue Refunding and Improvement Bonds, Series 2003:
1,000	5.000%, 10/01/19 - FSA Insured	10/13 at 100.00	Aaa	1,075,370
4,000	5.000%, 10/01/20 - FSA Insured	10/13 at 100.00	Aaa	4,276,520

	JEA, Florida, Water and Sewerage System Revenue Bonds, Series 2004A:
3,235	5.000%, 10/01/18 - FGIC Insured	10/13 at 100.00	AAA	3,499,170
5,090	5.000%, 10/01/19 - FGIC Insured	10/13 at 100.00	AAA	5,473,633
3,000	5.000%, 10/01/23 - FGIC Insured	10/13 at 100.00	AAA	3,151,980

1,065	Lee County Industrial Development Authority, Florida, Utilities Revenue Bonds, Bonita Springs	11/12 at 100.00	AAA	1,126,983
	Utilities Inc. Project, Series 2002, 5.000%, 11/01/19 (Alternative Minimum Tax) - MBIA Insured

1,500	Tampa Bay Water Utility System, Florida, Utility System Revenue Bonds, Series 2004,	No Opt. Call	AAA	1,719,523
	5.250%, 10/01/18 - FGIC Insured

$311,230	Total Long-Term Investments (cost $312,712,328) - 148.1%			327,399,608

	Other Assets Less Liabilities - 4.8%			10,713,881

	Preferred Shares, at Liquidation Value - (52.9)%			(117,000,000)

	Net Assets Applicable to Common Shares - 100%			$221,113,489

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government
	agency securities which ensures the timely payment of principal and interest. Such securities are normally
	considered to be equivalent to AAA rated securities.
N/R	Investment is not rated.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At September 30, 2004, the cost of investments was $312,708,929.

	Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$14,743,179
	Depreciation	(52,500)

	Net unrealized appreciation of investments	$14,690,679

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Florida Quality Income Municipal Fund, Inc.

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         11/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         11/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         11/29/04

* Print the name and title of each signing officer under his or her signature.